Stock-Based Compensation Stock Option Summary (Details) (Employee Stock Option [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Stock Option [Member]
[Line Items]
Outstanding, beginning balance, Number	1,102		1,179		1,374
Outstanding, beginning balance, Weighted Average Exercise Price Per Share	$ 55.21		$ 52.93		$ 51.53
Outstanding, beginning balance, Weighted Average Remaining Contractual Term	5.58		5.90		6.99
Outstanding, beginning balance, Aggregate Intrinsic Value	$ 10,883	[1]	$ 22,863	[1]	$ 25,809	[1]
Granted, Number	113		71		50
Granted, Weighted Average Exercise Price Per Share	$ 51.12		$ 61.97		$ 57.96
Granted, Weighted Average Grant Date Fair Value	$ 21.38		$ 27.18		$ 25.94
Exercised, Number	(42)		(148)		(146)
Exercised, Weighted Average Exercise Price Per Share	$ 19.71		$ 40.51		$ 21.68
Exercised, Aggregate Intrinsic Value	1,283	[1]	4,532	[1]	4,889	[1]
Forfeited, Number	(63)				(92)
Forfeited, Weighted Average Exercise Price Per Share	$ 58.50				$ 84.33
Expired, Number	(1)				(7)
Expired, Weighted Average Exercise Price Per Share	$ 7.00				$ 57.23
Outstanding, ending balance, Number	1,109		1,102		1,179
Outstanding, ending balance, Weighted Average Exercise Price Per Share	$ 55.97		$ 55.21		$ 52.93
Outstanding, ending balance, Weighted Average Remaining Contractual Term	4.51		5.58		5.90
Outstanding, ending balance, Aggregate Intrinsic Value	2,323		10,883	[1]	22,863	[1]
Vested and Expected to Vest, Number	1,103		1,096		1,168
Vested and Expected to Vest, Weighted Average Exercise Price Per Share	$ 56.02		$ 55.15		$ 52.67
Vested and Expected to Vest, Weighted Average Remaining Contractual Term	4.48		5.57		5.88
Vested and Expected to Vest, Aggregate Intrinsic Value	2,322	[1]	10,883	[1]	22,826	[1]
Exercisable, Number	1,013		958		972
Exercisable, Weighted Average Exercise Price Per Share	$ 56.42		$ 52.63		$ 47.39
Exercisable, Weighted Average Remaining Contractual Term	4.07		5.18		5.4
Exercisable, Aggregate Intrinsic Value	$ 2,321	[1]	$ 10,883	[1]	$ 22,343	[1]

[1]	The aggregate intrinsic value of outstanding stock options represents amounts that would have been received by the optionees had all in- the-money options been exercised on that date. Specifically, it is the amount by which the market value of Itron’s stock exceeded the exercise price of the outstanding in-the-money options before applicable income taxes, based on our closing stock price on the last business day of the period. The aggregate intrinsic value of stock options exercised during the period is calculated based on our stock price at the date of exercise.